Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Disclosure of marketable securities commodities deposits derivative instruments and cash
17. Marketable securities, commodities, time deposits, derivative financial instruments, and cash and cash equivalents
Marketable securities, commodities, time deposits and derivative financial instruments
(USD millions)	2023	2022

Commodities	111	111

Debt securities		9

Time deposits and short-term investments with original maturity more than 90 days	569	11 089

Derivative financial instruments	355	204

Total marketable securities, commodities, time deposits and derivative financial instruments	1 035	11 413

The vast majority of debt securities, time deposits and short-term investments with an original maturity of more than 90 days was denominated in USD as at December 31, 2023, and 2022.
Cash and cash equivalents
(USD millions)	2023	2022

Current accounts	3 207	2 877

Time deposits and short-term investments with original maturity less than 90 days	10 186	4 640

Total cash and cash equivalents	13 393	7 517